CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (12,542,693)	$ (31,607,956)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	10,051	6,677
Loss on impairment of goodwill	0	8,865,909
Equity-based compensation expense	524,838	796,803
Grant receivable writeoff	130,000
Change in fair value of warrant liability	0	(14,454)
In-process research and development technology	0	1,987,900
Changes in operating assets and liabilities:
Grants receivable	1,480,490	0
Prepaid expenses and other current assets	807,770	202,538
Accounts payable	(2,255,477)	1,312,735
Accrued expenses and other current liabilities	(1,001,116)	854,527
Net cash (used in) operating activities	(12,846,137)	(17,595,321)
Investing activities
Purchase in-process research and development technology	0	(1,500,000)
Net cash used in investing activities	0	(1,500,000)
Financing activities
Proceeds from issuance of equity securities	6,920,529	1,987,376
Payments on note payable	(280,917)	0
Net cash provided by financing activities	6,639,612	1,987,376
Net decrease in cash, cash equivalents and restricted cash	(6,206,525)	(17,107,945)
Cash, cash equivalents and restricted cash at beginning of period	12,106,435	29,214,380
Cash, cash equivalents and restricted cash at end of period	5,899,910	12,106,435
Supplemental disclosure of cash flow information:
Cash paid for interest	14,754	0
Non-cash investing and financing activities:
Common stock issued for in-process research and development technology		487,900
Accrued cost for shares issued for cash		2,500
Insurance premium financed by note payable	$ 570,560